Variable Interest Entities ("VIE")	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities (VIE)
VARIABLE INTEREST ENTITIES ("VIE")

As of September 30, 2018, we leased eight (December 31, 2017: seven) vessels from VIEs under finance leases, of which four were with ICBCL entities, one with a CMBL entity, one with a CCBFL entity, one with a COSCO Shipping entity and one with a CSSC entity. Each of the ICBCL, CMBL, CCBFL, COSCO Shipping and CSSC entities are wholly-owned, newly formed special purpose vehicles ("Lessor SPVs"). In each of these transactions, we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of the ten year lease period. Refer to note 5 to our consolidated financial statements filed with our annual report on Form 20-F for the year ended December 31, 2017, for additional details.

While we do not hold any equity investments in the above Lessor SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of these VIEs and, accordingly, these lessor VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the Lessor SPV. The equity attributable to the respective lessor VIEs are included in non-controlling interests in our consolidated results. As of September 30, 2018 and December 31, 2017, the respective vessels are reported under "Vessels and equipment, net" in our consolidated balance sheets.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2018, are shown below:

(in thousands of $)	2018 (1)	2019	2020	2021	2022	2023+
Golar Glacier	4,310	17,100	17,147	17,100	17,100	29,984
Golar Kelvin	4,310	17,100	17,147	17,100	17,100	32,795
Golar Snow	4,310	17,100	17,147	17,100	17,100	32,795
Golar Ice	4,310	17,100	17,147	17,100	17,100	35,700
Golar Tundra (2)(3)	5,800	22,437	21,548	20,610	19,697	50,863
Golar Seal (3)	3,736	15,193	15,151	15,151	15,151	45,495
Golar Crystal (2)	3,127	12,440	12,335	12,175	12,050	49,508
Hilli (2)	32,575	128,418	123,526	118,800	114,075	521,518

(1) For the three months ending December 31, 2018.
(2) The payment obligations relating to the Golar Tundra, Golar Crystal and Hilli above includes variable rental payments due under the lease based on an assumed LIBOR plus margin.
(3) The payment obligations relating to the Golar Tundra and Golar Seal above have been prepared on the assumption that we are able to secure a replacement charter for these two vessels, to ensure continuation of these financing arrangements. Refer to note 1 for further details.

The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2018 and December 31, 2017, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	September 30, 2018	December 31, 2017
Assets									Total	Total
Restricted cash and short-term deposits	23,272	67,109	16,436	18	—	25,750	2,798	53,051	188,434	130,063

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	39,316	182,540	30,402	122,208	125,937	143,849	5,879	148,880	799,011	833,664
Long-term interest bearing debt - non-current portion (1)	117,880	—	123,228	—	—	—	92,181	764,250	1,097,539	252,691
	157,196	182,540	153,630	122,208	125,937	143,849	98,060	913,130	1,896,550	1,086,355
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of lessor VIE's operations on our unaudited consolidated statements of income is interest expense of $40.2 million and $29.4 million for the nine months ended September 30, 2018 and 2017, respectively. The most significant impact of lessor VIE's cash flows on our unaudited consolidated statements of cash flows is net receipts of $810.6 million and $80.9 million in financing activities for the nine months ended September 30, 2018 and 2017, respectively.

Changes in ownership of a subsidiary

On July 12, 2018, we and affiliates of Keppel and B&V, completed the Hilli Disposal to Golar Partners of common units in our consolidated subsidiary Hilli LLC, which owns Hilli Corp, the disponent owner of the Hilli. The Hilli Disposal resulted in the following changes to our ownership interest in our consolidated subsidiary Hilli LLC in our equity:

(in thousands of $)	September 30, 2018
Net income attributable to stockholders of Golar LNG Limited	81,529
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1,096 Hilli Common Units in July 2018	304,468
Changes from net income attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests	385,997

Subsequent to the Hilli Disposal, we have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli. Accordingly, management have concluded Hilli LLC is a VIE and that we are the primary beneficiary. The assets and liabilities of Hilli LLC that most significantly impact our consolidated balance sheet as of September 30, 2018, are as follows:

(in thousands of $)	Hilli LLC (2)
Assets
Cash and short-term deposits	101,074
Restricted cash and short-term deposits	53,051
Vessels and equipment, net	1,313,475
Other non-current assets	287,432
1,755,032

Liabilities
Current portion of long-term debt and short-term debt (1)	148,569
Long-term interest bearing debt - non-current portion (1)	762,533
911,102
(1) Where applicable, these balances are net of deferred finance charges.
(2) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income is liquefaction services revenue of $48.0 million and realized and unrealized gains on the oil derivative instrument of $88.7 million for the period July 12, 2018 to September 30, 2018. The most significant impact of lessor VIE's cash flows on our unaudited consolidated statements of cash flows is net payments of $15.2 million in financing activities for the period July 12, 2018 to September 30, 2018.